Basis of Presentation and Summary of Significant Accounting Policies - Revenue Recognition (Details) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues	¥ 2,127,479	¥ 1,356,277	¥ 3,341,617	¥ 3,908,264
Typical initial term of franchise agreement			5 years
Franchise fees
Disaggregation of Revenue [Line Items]
Revenues	¥ 689,148	¥ 593,236	¥ 1,289,141	¥ 1,833,501
Health monitoring wearable device service
Disaggregation of Revenue [Line Items]
Revenues			¥ 0
Minimum | Franchise fees
Disaggregation of Revenue [Line Items]
Expected average contract life			8 years
Maximum | Franchise fees
Disaggregation of Revenue [Line Items]
Expected average contract life			10 years